Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Equity Funds
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020